Other Non-current Assets (Movement in Net Book Amount) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about other non-current assets [line items]
Opening net book amount	¥ 424,959
Closing net book amount	787,807	¥ 424,959
Intangible assets [member]
Disclosure of information about other non-current assets [line items]
Opening net book amount	14,769	17,635
Additions	0	53
Charge for the year	(2,925)	(2,919)
Closing net book amount	11,844	14,769
Long-term prepaid expense [member]
Disclosure of information about other non-current assets [line items]
Opening net book amount	410,190	463,779
Additions	657,465	169,755
Charge for the year	(291,692)	(223,344)
Closing net book amount	775,963	410,190
Total [member]
Disclosure of information about other non-current assets [line items]
Opening net book amount	424,959	481,414
Additions	657,465	169,808
Charge for the year	(294,617)	(226,263)
Closing net book amount	¥ 787,807	¥ 424,959